December 22, 2006

VIA EDGAR AND FEDERAL EXPRESS

Mr. Christian Windsor

Securities and Exchange Commission

100 F. St., NE

Washington, DC 20549

Re:	First Federal Bancshares, Inc.

Preliminary Schedule 14A

Filed December 8, 2006

File No. 000-30753

Dear Mr. Windsor:

On behalf of our client, First Federal Bancshares, Inc. (the “Company”), we are responding to comments received from your office by letter dated December 19, 2006 with respect to the above referenced Preliminary Schedule 14A. To aid in your review, we have repeated the Staff’s comments followed by the Company’s responses and indicated where the document has been revised in response to such comments. All page references (excluding those in the headings and Staff’s comments) refer to the pages of the marked copy of Amendment No. 1 to the Preliminary Schedule 14A, as applicable, which is being filed concurrently and reflects the Company’s responses to your comments.

Preliminary Schedule 14A

General

Comment No. 1

We note that First Federal provided financial projections to Heartland during the period of due diligence. Please include all material non-public projections provided by either side to the other side or the other side’s financial advisor in your disclosure.

Response to Comment No. 1

Please be advised that neither party provided material non-public projections to the other side or the other side’s financial advisor. The only non-public projections that the Company provided to Heartland Bancorp was a one page summary provided in August 2006 of the projected net income for the remainder of the year ended December 31, 2006 and the years

Mr. Christian Windsor

December 22, 2006

ended December 31, 2007, 2008 and 2009. The one page summary provided projected net income figures only and did not include a breakdown in terms of interest income, interest expense, provision for loan losses, noninterest income, noninterest expense or tax expense. In addition, the summary did not provide any analysis or description of how the projected net income figures were derived (there are no assumptions provided). The one page summary projected the impact on net income of the movement of funds from a mutual fund to commercial real estate loans. However, again there is no description of how the projected impact to net income was derived. Neither the Company nor Heartland Bancorp considered this one page summary to be material at the time it was provided and neither consider this summary to be material on the date hereof. Heartland Bancorp has informed the Company that it did not rely on this information, nor did it find this information to be helpful, in formulating its initial offer (the summary was provided after Heartland Bancorp made its initial offer) or its second more definitive offer.

In addition, the information in the summary regarding the sale of the mutual fund is not non-public information, as it has been disclosed to stockholders. The sale of the mutual fund was disclosed in the Company’s Form 10-Q for the quarter ended September 30, 2006 as follows:

“During July 2006, the Company approved and executed the sale of its holdings in a mutual fund. The sale resulted in a net loss of $231,000, which was offset by a gain of $212,000 on the sale of 3,900 shares of FHLMC stock. Total proceeds of $9.1 million from the sale were used to fund approximately $8.0 million of commercial real estate loans, which further implements management’s strategic plan to increase loans as a percentage of assets.”

The one page summary is being provided to you supplementally via separate cover letter.

Comment No. 2

Based upon the disclosure on page 32, it appears that you intend to vote the proxies for any adjournment to solicit additional proxies; that power must be specifically granted by the shareholder in a separate proxy item. Please make conforming changes to the Schedule 14A and the proxy cards.

Response to Comment No. 2

The requested changes have been made throughout the preliminary proxy statement, the proxy card and the voting instruction cards.

Mr. Christian Windsor

December 22, 2006

Dear Shareholder Letter

Comment No. 3

Revise this section to place the merger consideration in context by disclosing the trading price of First Federal’s shares prior to the announcement.

Response to Comment No. 3

The requested change has been made. See the Letter to Stockholders.

Notice of Special Meeting of Stockholders

Comment No. 4

Please include the appropriate language regarding revocation of proxies.

Response to Comment No. 4

Language regarding the revocation of proxies was previously provided on the Notice under the “Proxy Voting” heading. See Notice page.

Summary

The Merger, FFBI Stock Price, page 2

Comment No. 5

We note that you include the stock price for November 3, 2006; however, a few weeks before this date, your stock was trading at $24.00 per share. Please include a more accurate description of your stock price, which includes the higher range.

Response to Comment No. 5

The requested change has been made. See page 2.

Interests of FFBI’s Directors and Officers in the Merger … page 3

Comment No. 6

Although this is the summary, please provide greater detail in your descriptions of conflicts. For example, rather than saying “a payment to James J. Stebor… in connection

Mr. Christian Windsor

December 22, 2006

with the termination… of his employment agreements;” please say: “a payment of $             to James Stebor… in connection with the termination.” Similarly, disclose whether Mr. Stebor’s new agreement calls for any increase over his current agreement with First Federal and the aggregate amount of stock that will vest upon the completion of the merger.

Response to Comment No. 6

The requested changes have been made. See page 3. No stock will vest upon completion of the merger.

You Have Dissenters’ Appraisal Rights in the Merger, page 4

Comment No. 7

Please disclose the most significant procedures for perfecting dissenters’ rights such as voting against the merger and delivering a written demand for appraisal rights before the stockholder vote on the merger is taken.

Response to Comment No. 7

The requested change has been made. See page 4.

Background of the Merger, page 14

Comment No. 8

Please elaborate on why the Board decided to sell the bank at all when they were not able to obtain much of a premium for shareholders. Please discuss this in light of your historical stock price, which was trading for a dollar more than the price offered by Heartland before the merger was announced. In addition, the analysis conducted by KBW suggests that the First Federal transaction is valued below the median compared to its peer group (see page 18); please discuss how the Board overcame these concerning figures.

Response to Comment No. 8

The requested changes have been made. See page 18.

Comment No. 9

Please elaborate on how the Board determined the offer from Bank A, which included stock and cash was inferior to the cash-out offer of Heartland. Specifically, on

Mr. Christian Windsor

December 22, 2006

page 15, the Board recognizes the good value and potential for appreciation in Bank A’s stock and yet the Board determined this did not outweigh the price differential between Bank A’s offer and Heartland’s. Please address how the Board determined that cashing shareholders out of the company for such a low premium was preferable to allowing shareholders to maintain a stake in the new company. In addition, please discuss whether the Board considered the tax consequences involved to shareholders in an all cash offer.

Response to Comment No. 9

The requested changes have been made. See page 17.

Comment No. 10

Similarly, you disclose that the material terms of Bank A’s transaction were much less specific than Heartland’s as a negative factor in determining the attractiveness of Bank A’s offer. Please disclose what steps, if any, the Board took to obtain more specific terms from Bank A to ensure they were obtaining the best offer for shareholders.

Response to Comment No. 10

The requested changes have been made. See page 17.

Comment No. 11

Please disclose the steps the Board took to negotiate the material terms of the offer, including the price, offered by Heartland.

Response to Comment No. 11

The requested change has been made. See page 17.

Comment No. 12

In the last paragraph of this section on page 15, please disclose, of the seven directors who voted in favor of the merger, how many were non-interested in the transaction. We note that several directors’ could have interests in the transactions that are different that the interests of First Federal’s shareholders; please disclose what measures the Board took to ensure the Board was acting in the interests of the shareholders.

Mr. Christian Windsor

December 22, 2006

Response to Comment No. 12

The requested changes have been made. See pages 18 and 19.

Interests of Directors and Officers in the Merger that are Different … page 20

Comment No. 13

Please change the first sentence of this section to clarify that some members of the board and officers of the company have interests in the transaction that differ from the shareholders.

Response to Comment No. 13

The requested change has been made. See page 24.

Termination of Employment Agreements, Change in Control Agreements … page 20

Comment No. 14

In the last paragraph of this section, please disclose the two additional executive officers who have similar employment agreements and provide the details of these agreements.

Response to Comment No. 14

The requested change has been made. See pages 24 and 25.

FFBI Stock Options

Comment No. 15

We note that you have lumped 3 executive officers into one category at the bottom of this table; however, collectively, they seem to own a significant portion of options. Please list these executive officers individually and disclose their individual ownership.

Response to Comment No. 15

The requested change has been made. See page 25.

Mr. Christian Windsor

December 22, 2006

Submission of Business Proposals and Stockholder Nominations, page 34

Comment No. 16

Please update this section to allow for an adequate time for stockholders to submit proposals.

Response to Comment 16

As discussed with the Staff, the date for stockholder proposals is identical to that disclosed in the Company’s 2006 annual meeting proxy statement, filed April 18, 2006. This disclosure has been revised, however, to acknowledge that such date has passed. See page 40.

* * * * *

Please also be advised that the Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Mr. Christian Windsor

December 22, 2006

If you have any questions about our responses or require any additional information, please do not hesitate to contact the undersigned at (202) 362-0840.

Very truly yours,

MULDOON MURPHY & AGUGGIA LLP

/s/ Sean P. Kehoe
Sean P. Kehoe

cc:	Kathryn McHale, SEC

James J. Stebor, First Federal Bancshares, Inc.

Paul M. Aguggia, Esq.

Aaron M. Kaslow, Esq.

Andrew Grossman, Esq.